Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Feb. 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Options granted (in Shares)			239,610	321,777	3,347,705
Weighted average exercise price (in Dollars per share)			$ 6.28	$ 1.04	$ 0.86
Granted shares RSU (in Shares)			515,103	7,398
Fair value, description			The fair value of the stock options that were granted during the year ended December 31, 2022, is $362 thousand, which is expected to be recognized over a 3-4-years vesting period, and the fair value of the RSUs is $2,603 thousand, which is expected to be recognized over a 1-4-years vesting period.
Fair value of stock options			$ 362
Fair value			2,603
Total amount			401	$ 172
Term of employment		5 years
Vesting options (in Shares)	814,272
General and administrative expenses	$ 3,396		1,545
Accrued services			142	142
Executive [Member]
Related Party Transactions (Details) [Line Items]
Accrued bonuses payments			$ 532	$ 179